RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related party relationship with the group
The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Shanghai Yijia Chuangye Investment Center LLP (“Yijia Chuangye”)	An entity controlled by Mr. Guangjie Jin (“Founder and CEO of the Group”)
Shanghai Laiguan Property Management Co., Ltd. (“Laiguan”)	An entity controlled by certain shareholders of the Group
Shanghai Q&K Fashion Life Co., Ltd. (“Q&K Fashion”)	An entity controlled by Founder and CEO of the Group
Shanghai Qingke Robot Technology Co., Ltd. (“Robot”) (i)	An affiliate of Founder and CEO of the Group
Shanghai Yijia Property Management Co., Ltd. (“Yijia Property”)	An entity controlled by certain shareholders of the Group
Shanghai Xulong Trading Co., Ltd. (“Xulong”) (ii)	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Youzhen Information Technology Co., Ltd. (“Youzhen”)	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Qingji Property Management Co., Ltd. (“Qingji”)	An entity controlled by certain shareholders of the Group

(i)	Robot ceased to be a related party of the Group in April 2019.
(ii)	Xulong ceased to be a related party of the Group in March 2019.

Summary of transactions with related parties
For the years ended September 30,
 2017,
2018 and 2019, services provided by the related parties were
RMB91,912,
RMB210,963 and RMB139,026

, respectively
:

	For the Years Ended September 30,
	2017	2018	2019
Purchases of property and equipment from Xulong	6,040	77,676	12,205
Labor outsourcing service expense to Laiguan	35,947	48,861	43,003
Labor outsourcing service expense to Qingji	—	19,258	41,180
Value-added service cost to Robot	3,266	42,352	28,336
Storage and logistic service expense to Xulong	6,218	14,298	4,582
Marketing service expense to Xulong	—	8,364	9,720
Research and development expense to Robot	40,441	154	—

Total	91,912	210,963	139,026

As of September 30, 2018 and 2019, amounts due from related parties were RMB22,505 and RMB5,587, respectively, and details are as follows:

	As of September 30,
	2018	2019
Robot (i)	8,969	—
Q&K Fashion (ii)	7,978	—
Yijia Chuangye (ii)	4,400	4,400
Laiguan	988	1,024
Youzhen	125	125
Others	45	38

Total	22,505	5,587

(i)	The Group paid advances to Robot for providing value-added services.
(ii)	Represents related party loans to Yijia Chuangye and Q&K Fashion, which were interest free and payable on demand.
As of September 30, 2018 and 2019, amounts due to related parties were RMB32,219 and RMB3,121, respectively, and details are as follows:

	As of September 30,
	2018	2019
Xulong	31,470	—
Yijia Property	749	2,366
Qingji	—	743
Others	—	12

Total	32,219	3,121